Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum purchase commitments
As of June 30, 2024, the Group has future purchase commitment mainly related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Purchase commitments	139,729	129,729	6,667	3,333	—	—

Schedule of future minimum capital commitments
Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Capital commitments	44,405	44,405	—	—	—	—

Schedule of investment commitments	Total investment commitment contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Investment commitments	23,500	23,500	—	—	—	—